Right-of-use assets and lease liabilities - Undiscounted cash payment (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Undiscounted cash payment
2020		$ 5,034
2021	$ 1,998	3,000
2022	28	1,279
Total undiscounted payments	2,026	9,313
Less: effect of discounting	(38)	(488)
Discounted lease liabilities	$ 1,988	$ 8,825